PROMISSORY NOTES (Schedule of promissory notes) (Details) - Promissory notes payable [Member] - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Debt Instrument [Line Items]
Balance, beginning of period	$ 8,106,667	$ 14,186,667
Repayments	(6,080,000)	(6,080,000)
Balance, end of period	2,026,667	$ 8,106,667
Current portion	2,026,667
Non-current portion	$ 0